Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Salem Street Trust
Entity Central Index Key	0000035315
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Fidelity SAI Emerging Markets Low Volatility Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Emerging Markets Low Volatility Index Fund
Class Name	Fidelity® SAI Emerging Markets Low Volatility Index Fund
Trading Symbol	FGKPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI Emerging Markets Low Volatility Index Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Emerging Markets Low Volatility Index Fund	$ 29	0.26%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, financials gained about 25% and contributed most to the fund's performance for the fiscal year. Information technology stocks also helped (+31%). Utilities rose 31%, communication services gained 15%, and health care advanced 24%. Other contributors included the energy (+23%), consumer discretionary (+11%) and consumer staples (+10%) sectors.
•Conversely, from a sector standpoint, materials returned -2% and detracted most. Industrials (+0%), hampered by the transportation industry (-3%), and real estate (+1%), especially the equity real estate investment trusts industry (-6%), each also hurt.
•Turning to individual stocks, the top contributor was Asustek Computer (+78%), from the technology hardware & equipment industry. In utilities, PowerGrid (+61%) and Tenaga Nasional (+61%) also helped. China Shenhua Energy (+49%), a stock in the energy sector, boosted the fund as well. Lastly, Bank of China gained 44% and contributed.
•In contrast, the biggest detractor was Yum China (-35%), from the consumer services group. Formosa Petrochemical (-37%), a stock in the energy sector, also hurt, as did Formosa Plastics (-37%), a stock in the materials sector. Rumo (-22%), from the transportation category, hindered the fund as well. Lastly, in technology hardware & equipment, Samsung Electronics returned roughly -11% and detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE January 30, 2019 through October 31, 2024. Initial investment of $10,000. Fidelity® SAI Emerging Markets Low Volatility Index Fund $10,000 $10,110 $9,595 $11,877 $9,872 $10,999 Fidelity Emerging Markets Low Volatility Focus Index℠ $10,000 $10,258 $9,827 $12,283 $10,249 $11,472 MSCI ACWI (All Country World Index) ex USA Index $10,000 $10,858 $10,590 $13,752 $10,368 $11,640 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® SAI Emerging Markets Low Volatility Index Fund 18.98% 5.30% 4.78% Fidelity Emerging Markets Low Volatility Focus Index℠ 20.82% 6.21% 5.84% MSCI ACWI (All Country World Index) ex USA Index 24.55% 5.95% 6.66% A From January 30, 2019 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jan. 30, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,628,003,671
Holdings Count | shares	125
Advisory Fees Paid, Amount	$ 5,304,513
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$2,628,003,671
Number of Holdings	125
Total Advisory Fee	$5,304,513
Portfolio Turnover	34%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 27.6 Information Technology 20.1 Communication Services 13.6 Consumer Staples 9.4 Consumer Discretionary 7.8 Utilities 6.2 Health Care 5.3 Materials 4.2 Industrials 2.2 Energy 1.9 Real Estate 0.4 Common Stocks 98.7 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Taiwan 25.0 India 21.5 China 15.0 Saudi Arabia 7.8 Korea (South) 7.6 Malaysia 4.9 United Arab Emirates 4.1 Qatar 2.6 Thailand 2.3 Others 9.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Asustek Computer Inc 1.8 Advanced Info Service PCL 1.7 Uni-President Enterprises Corp 1.7 China Construction Bank Corp H Shares 1.7 Saudi Telecom Co 1.7 Agricultural Bank of China Ltd H Shares 1.6 Bank of China Ltd H Shares 1.6 Industrial & Commercial Bank of China Ltd H Shares 1.6 Bharti Airtel Ltd 1.6 Bank of Communications Co Ltd H Shares 1.6 16.6
Fidelity SAI Emerging Markets Value Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Emerging Markets Value Index Fund
Class Name	Fidelity® SAI Emerging Markets Value Index Fund
Trading Symbol	FEMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI Emerging Markets Value Index Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Emerging Markets Value Index Fund	$ 25	0.21%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, information technology gained about 47% and contributed most to the fund's performance for the fiscal year. Financials, which gained roughly 37%, also helped, as did consumer discretionary, which advanced roughly 39%. The communication services sector rose 19%, while industrials gained 25% and utilities advanced 42%. Other contributors included the health care (+35%), consumer staples (+19%), materials (+3%), energy (+3%) and real estate (+6%) sectors.
•Turning to individual stocks, the top contributor was Taiwan Semiconductor (+101%), from the semiconductors & semiconductor equipment group. Hon Hai Precision Industry (+129%), a stock in the technology hardware & equipment category, and Tencent Holdings (+42%), from the media & entertainment group, each also boosted the fund. In automobiles & components, Mahindra & Mahindra (+83%) helped. Lastly, in consumer discretionary distribution & retail, JD.com (+61%) also lifted the fund.
•Conversely, the biggest detractor was Samsung Electronics (-12%), from the technology hardware & equipment industry. In materials, Sasol (-56%) and Vale (-13%) each hurt the fund's performance. Another notable detractor was Gazprom (-100%), a stock in the energy sector. Lastly, in consumer discretionary distribution & retail, PDD returned -34% and also hurt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 12, 2020 through October 31, 2024. Initial investment of $10,000. Fidelity® SAI Emerging Markets Value Index Fund $10,000 $11,780 $14,527 $10,868 $12,586 Fidelity Emerging Markets Value Focus Index℠ $10,000 $11,814 $14,782 $11,036 $12,841 MSCI Emerging Markets Index $10,000 $12,298 $14,386 $9,924 $11,000 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® SAI Emerging Markets Value Index Fund 29.09% 11.46% Fidelity Emerging Markets Value Focus Index℠ 31.84% 12.49% MSCI Emerging Markets Index 25.33% 7.44% A From May 12, 2020 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 12, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,954,224,579
Holdings Count | shares	214
Advisory Fees Paid, Amount	$ 6,639,914
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$5,954,224,579
Number of Holdings	214
Total Advisory Fee	$6,639,914
Portfolio Turnover	30%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 24.2 Financials 24.2 Consumer Discretionary 13.0 Communication Services 8.8 Industrials 6.9 Materials 5.4 Consumer Staples 4.4 Energy 4.3 Health Care 3.1 Utilities 2.8 Real Estate 1.8 Common Stocks 98.9 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) China 22.3 India 21.6 Taiwan 20.6 Korea (South) 10.5 Brazil 4.7 Saudi Arabia 3.1 South Africa 3.1 Malaysia 1.6 Indonesia 1.6 Others 10.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 9.0 Tencent Holdings Ltd 3.2 Samsung Electronics Co Ltd 2.4 JD.com Inc A Shares 2.3 Hon Hai Precision Industry Co Ltd 2.2 China Construction Bank Corp H Shares 2.1 Industrial & Commercial Bank of China Ltd H Shares 1.6 Bank of China Ltd H Shares 1.6 Vale SA 1.5 Petroleo Brasileiro SA 1.5 27.4
Fidelity Flex International Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® International Index Fund
Class Name	Fidelity Flex® International Index Fund
Trading Symbol	FITFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Flex® International Index Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® International Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, Europe ex U.K. gained roughly 23% and contributed most to the fund's performance for the fiscal year, followed by emerging markets (+25%).
•By sector, financials gained about 35% and contributed most. Information technology, which gained 39%, also helped, as did industrials, which advanced approximately 33%, lifted by the capital goods industry (+36%). The consumer discretionary sector rose about 19%, while health care gained approximately 20% and communication services advanced roughly 25%. Other contributors included the materials (+14%), utilities (+21%), real estate (+22%), consumer staples (+5%) and energy (+5%) sectors.
•Turning to individual stocks, the biggest contributor was Taiwan Semiconductor (+101%), from the semiconductors & semiconductor equipment industry. SAP (+76%), a stock in the software & services category, helped. In media & entertainment, Tencent Holdings gained 42% and contributed. In capital goods, Hitachi gained 109% and lifted the fund. Lastly, in banks, Royal Bank of Canada (+56%) was helpful.
•Conversely, the biggest individual detractor was Samsung Electronics (-11%), from the technology hardware & equipment group. Nestle (-10%), from the food, beverage & tobacco group, hurt. In energy, BP returned about -17% and detracted. Lastly, Bayer (-37%) and Wuxi Biologics (-66%), from the pharmaceuticals, biotechnology & life sciences group, also hurt the fund.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE March 9, 2017 through October 31, 2024. Initial investment of $10,000. Fidelity Flex® International Index Fund $10,000 $11,790 $10,785 $12,014 $11,745 $15,188 $11,452 $12,909 MSCI ACWI (All Country World Index) ex USA Index $10,000 $11,809 $10,855 $12,101 $11,803 $15,326 $11,555 $12,973 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity Flex® International Index Fund 23.59% 5.84% 6.30% MSCI ACWI (All Country World Index) ex USA Index 24.55% 5.95% 6.47% A From March 9, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Mar. 09, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,536,506,074
Holdings Count | shares	2,171
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$2,536,506,074
Number of Holdings	2,171
Total Advisory Fee	$0
Portfolio Turnover	4%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 23.8 Industrials 13.4 Information Technology 12.8 Consumer Discretionary 10.8 Health Care 9.0 Consumer Staples 6.8 Materials 6.6 Communication Services 5.0 Energy 4.9 Utilities 3.0 Real Estate 1.6 Common Stocks 97.3 Preferred Stocks 0.4 Short-Term Investments and Net Other Assets (Liabilities) 2.3 ASSET ALLOCATION (% of Fund's net assets) Japan 13.7 China 8.3 United States 8.0 Canada 7.5 United Kingdom 6.7 France 5.8 Germany 5.6 India 5.5 Taiwan 5.4 Others 33.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 3.0 Novo Nordisk A/S Series B 1.4 Tencent Holdings Ltd 1.3 ASML Holding NV 1.1 Nestle SA 1.0 SAP SE 0.9 Astrazeneca PLC 0.9 Roche Holding AG 0.9 Novartis AG 0.8 Shell PLC 0.8 12.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity International Sustainability Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® International Sustainability Index Fund
Class Name	Fidelity® International Sustainability Index Fund
Trading Symbol	FNIDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Sustainability Index Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Sustainability Index Fund	$ 22	0.20%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, emerging markets gained approximately 28% and contributed most to the fund's performance for the fiscal year, followed by Europe ex U.K. (+20%).
•By sector, financials gained roughly 31% and contributed most. Information technology, which gained 48%, also helped, benefiting from the semiconductors & semiconductor equipment industry (+58%), as did industrials, which advanced 32%. The consumer discretionary sector rose 17%, while health care gained approximately 18% and communication services advanced 22%. Other contributors included the materials (+18%), consumer staples (+10%), utilities (+26%) and real estate (+28%) sectors.
•Conversely, from a sector standpoint, energy returned -2% and detracted most.
•Turning to individual stocks, the biggest contributor was Taiwan Semiconductor (+101%), from the semiconductors & semiconductor equipment group. In media & entertainment, Tencent Holdings (+42%) lifted the fund. In capital goods, Hitachi (+109%) and Schneider Electric (+71%) helped. Lastly, Novo Nordisk (+17%), from the pharmaceuticals, biotechnology & life sciences category, also contributed.
•In contrast, the biggest detractor was Wuxi Biologics (-66%), from the pharmaceuticals, biotechnology & life sciences category. In energy, Gazprom (-100%) and Lukoil (-100%) hurt. Lastly, in consumer durables & apparel, Kering (-36%) and LVMH Moet Hennessy Louis Vuitton (-5%) also hurt the fund.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 9, 2017 through October 31, 2024. Initial investment of $10,000. Fidelity® International Sustainability Index Fund $10,000 $10,960 $9,999 $11,279 $11,447 $14,568 $10,473 $11,801 MSCI ACWI (All Country World Index) ex USA ESG Leaders Index $10,000 $11,000 $10,114 $11,464 $11,667 $14,934 $10,741 $12,069 MSCI ACWI (All Country World Index) ex USA Index $10,000 $11,047 $10,155 $11,320 $11,041 $14,338 $10,809 $12,136 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® International Sustainability Index Fund 23.62% 5.28% 5.17% MSCI ACWI (All Country World Index) ex USA ESG Leaders Index 24.93% 5.63% 5.64% MSCI ACWI (All Country World Index) ex USA Index 24.55% 5.95% 5.67% A From May 9, 2017 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 09, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 441,951,608
Holdings Count | shares	911
Advisory Fees Paid, Amount	$ 857,904
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$441,951,608
Number of Holdings	911
Total Advisory Fee	$857,904
Portfolio Turnover	14%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 22.7 Industrials 13.5 Information Technology 12.8 Consumer Discretionary 11.1 Health Care 9.8 Communication Services 7.3 Consumer Staples 6.9 Materials 6.4 Energy 4.0 Utilities 2.7 Real Estate 1.7 Common Stocks 98.7 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) Japan 15.0 China 9.3 United Kingdom 8.4 Taiwan 8.1 Canada 7.8 France 5.9 Switzerland 5.3 India 5.1 Denmark 3.7 Others 31.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 5.6 Novo Nordisk A/S Series B 2.6 Tencent Holdings Ltd 2.4 ASML Holding NV 1.9 Astrazeneca PLC 1.7 Novartis AG 1.6 Alibaba Group Holding Ltd 1.4 LVMH Moet Hennessy Louis Vuitton SE 1.4 HSBC Holdings PLC 1.3 Unilever PLC 1.1 21.0
Fidelity Global ex U.S. Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Global ex U.S. Index Fund
Class Name	Fidelity® Global ex U.S. Index Fund
Trading Symbol	FSGGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Global ex U.S. Index Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Global ex U.S. Index Fund	$ 6	0.05%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, Europe ex U.K. gained 23% and contributed most to the fund's performance for the fiscal year, followed by emerging markets (+25%).
•By sector, financials gained about 35% and contributed most. Information technology, which gained 39%, also helped, as did industrials, which advanced roughly 33%, lifted by the capital goods industry (+36%). The consumer discretionary sector rose approximately 19%, while health care gained approximately 20% and communication services advanced roughly 25%. Other contributors included the materials (+14%), utilities (+21%), consumer staples (+5%), real estate (+23%) and energy (+4%) sectors.
•Turning to individual stocks, the biggest contributor was Taiwan Semiconductor (+101%), from the semiconductors & semiconductor equipment category. SAP (+76%), from the software & services industry, contributed. Tencent Holdings, within the media & entertainment industry, gained 42% and contributed. Hitachi (+109%), a stock in the capital goods industry, boosted the fund. Lastly, in banks, Royal Bank of Canada (+56%) also contributed.
•Conversely, the biggest detractor was Samsung Electronics (-11%), from the technology hardware & equipment industry. Nestle (-10%), from the food, beverage & tobacco industry, hurt the fund's performance. BP (-16%), from the energy sector, hurt the fund's performance. Lastly, in pharmaceuticals, biotechnology & life sciences, Wuxi Biologics (-66%) and Bayer (-37%) also hindered the fund.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000. Fidelity® Global ex U.S. Index Fund $10,000 $9,455 $9,520 $11,788 $10,789 $12,007 $11,737 $15,170 $11,444 $12,903 $15,944 MSCI ACWI (All Country World Index) ex USA Index $10,000 $9,545 $9,583 $11,868 $10,910 $12,161 $11,862 $15,403 $11,613 $13,038 $16,238 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Global ex U.S. Index Fund 23.57% 5.84% 4.78% MSCI ACWI (All Country World Index) ex USA Index 24.55% 5.95% 4.97% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 10,844,499,225
Holdings Count | shares	2,192
Advisory Fees Paid, Amount	$ 5,523,301
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$10,844,499,225
Number of Holdings	2,192
Total Advisory Fee	$5,523,301
Portfolio Turnover	3%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 23.7 Industrials 13.4 Information Technology 12.8 Consumer Discretionary 10.7 Health Care 8.9 Consumer Staples 6.8 Materials 6.6 Communication Services 4.9 Energy 4.7 Utilities 3.0 Real Estate 1.7 Common Stocks 96.8 Preferred Stocks 0.4 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.8 ASSET ALLOCATION (% of Fund's net assets) Japan 13.6 United States 8.4 China 8.2 Canada 7.4 United Kingdom 6.7 France 5.7 Germany 5.6 India 5.4 Taiwan 5.4 Others 33.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 2.9 Novo Nordisk A/S Series B 1.4 Tencent Holdings Ltd 1.3 ASML Holding NV 1.1 Nestle SA 1.0 SAP SE 0.9 Roche Holding AG 0.9 Astrazeneca PLC 0.8 Novartis AG 0.8 Shell PLC 0.8 11.9
Fidelity Total International Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Total International Index Fund
Class Name	Fidelity® Total International Index Fund
Trading Symbol	FTIHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Total International Index Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Total International Index Fund	$ 7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, Europe ex U.K. gained 23% and contributed most to the fund's performance for the fiscal year, followed by emerging markets (+25%).
•By sector, financials gained 35% and contributed most. Industrials, which gained approximately 33%, also helped, benefiting from the capital goods industry (+36%), as did information technology, which advanced about 37%. The consumer discretionary sector rose approximately 19%, while health care gained 21% and materials advanced roughly 15%. Other contributors included the communication services (+24%), utilities (+22%), real estate (+22%), consumer staples (+7%) and energy (+5%) sectors.
•Turning to individual stocks, the biggest contributor was Taiwan Semiconductor (+101%), from the semiconductors & semiconductor equipment category. SAP (+76%), a stock in the software & services group, boosted the fund. Tencent Holdings (+42%), from the media & entertainment group, helped. Hitachi (+109%), from the capital goods category, boosted the fund. Lastly, Royal Bank of Canada (+57%), a stock in the banks industry, was a contributor.
•In contrast, the biggest detractor was Samsung Electronics (-12%), from the technology hardware & equipment category. Nestle (-10%), from the food, beverage & tobacco industry, hurt the fund's performance. BP (-17%), from the energy sector, was a detractor. Lastly, in pharmaceuticals, biotechnology & life sciences, Wuxi Biologics (-66%) and Bayer (-37%) hindered the fund.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 7, 2016 through October 31, 2024. Initial investment of $10,000. Fidelity® Total International Index Fund $10,000 $10,090 $12,448 $11,401 $12,641 $12,392 $16,167 $12,124 $13,614 MSCI ACWI (All Country World Index) ex USA Investable Market Index $10,000 $10,131 $12,561 $11,520 $12,802 $12,530 $16,426 $12,311 $13,764 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Total International Index Fund 23.34% 5.84% 6.36% MSCI ACWI (All Country World Index) ex USA Investable Market Index 24.46% 6.00% 6.61% A From June 7, 2016 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 07, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 13,433,009,806
Holdings Count | shares	5,088
Advisory Fees Paid, Amount	$ 7,421,867
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$13,433,009,806
Number of Holdings	5,088
Total Advisory Fee	$7,421,867
Portfolio Turnover	5%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 22.2 Industrials 14.3 Information Technology 12.4 Consumer Discretionary 11.1 Health Care 8.9 Materials 7.2 Consumer Staples 7.0 Communication Services 4.9 Energy 4.4 Utilities 3.0 Real Estate 2.5 Common Stocks 97.6 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 2.1 ASSET ALLOCATION (% of Fund's net assets) Japan 14.9 China 7.6 Canada 7.5 United Kingdom 7.1 United States 7.1 India 6.0 Taiwan 5.6 France 5.2 Germany 5.1 Others 33.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 2.6 Novo Nordisk A/S Series B 1.2 Tencent Holdings Ltd 1.2 ASML Holding NV 0.9 SAP SE 0.9 Nestle SA 0.8 Astrazeneca PLC 0.7 Novartis AG 0.7 Roche Holding AG 0.7 Shell PLC 0.7 10.4
Fidelity Emerging Markets Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Emerging Markets Index Fund
Class Name	Fidelity® Emerging Markets Index Fund
Trading Symbol	FPADX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Emerging Markets Index Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Emerging Markets Index Fund	$ 8	0.07%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, Emerging Asia gained approximately 29% and contributed most to the fund's performance for the fiscal year, followed by Africa (+34%), especially South Africa (+36%).
•By sector, information technology gained about 46% and contributed most, driven by the semiconductors & semiconductor equipment industry (+79%). Financials, which gained about 26%, also helped, as did consumer discretionary, which advanced about 28%. The communication services sector rose 22%, while industrials gained 24% and utilities advanced approximately 30%. Other contributors included the health care (+11%), real estate (+16%), energy (+3%), consumer staples (+3%) and materials (+3%) sectors.
•Conversely, Emerging Europe, primarily by Russia (-100%), returned approximately -12% and was a notable detractor.
•Turning to individual stocks, the biggest contributor was Taiwan Semiconductor (+101%), from the semiconductors & semiconductor equipment category. Another notable contributor was Tencent Holdings (+42%), a stock in the media & entertainment category. In technology hardware & equipment, Hon Hai Precision Industry gained roughly 127% and helped. In consumer services, Meituan (+66%) contributed. Lastly, Alibaba (+23%), from the consumer discretionary distribution & retail group, also boosted the fund.
•In contrast, the biggest detractor was Samsung Electronics (-11%), from the technology hardware & equipment group. In pharmaceuticals, biotechnology & life sciences, Wuxi Biologics (-66%) hindered the fund. In energy, Gazprom (-100%) and Lukoil (-100%) detracted. Lastly, NetEase (-24%), a stock in the media & entertainment category, also detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000. Fidelity® Emerging Markets Index Fund $10,000 $8,454 $9,297 $11,741 $10,256 $11,418 $12,393 $14,369 $9,943 $11,011 $13,612 Fidelity Emerging Markets Index Fund Linked Index℠ $10,000 $8,507 $9,373 $11,858 $10,377 $11,611 $12,571 $14,706 $10,145 $11,244 $14,092 MSCI Emerging Markets Index $10,000 $8,550 $9,346 $11,823 $10,347 $11,577 $12,535 $14,663 $10,115 $11,211 $14,051 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Emerging Markets Index Fund 23.63% 3.58% 3.13% Fidelity Emerging Markets Index Fund Linked Index℠ 25.33% 3.95% 3.49% MSCI Emerging Markets Index 25.33% 3.95% 3.46% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 8,218,898,629
Holdings Count | shares	1,338
Advisory Fees Paid, Amount	$ 5,570,358
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$8,218,898,629
Number of Holdings	1,338
Total Advisory Fee	$5,570,358
Portfolio Turnover	5%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 23.2 Information Technology 22.8 Consumer Discretionary 13.1 Communication Services 8.6 Industrials 6.4 Materials 6.2 Consumer Staples 4.7 Energy 4.5 Health Care 3.4 Utilities 2.7 Real Estate 1.3 Common Stocks 96.4 Preferred Stocks 0.5 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 3.1 ASSET ALLOCATION (% of Fund's net assets) China 26.7 India 18.3 Taiwan 18.1 Korea (South) 9.8 Brazil 4.6 Saudi Arabia 3.8 United States 3.2 South Africa 2.9 Mexico 1.9 Others 10.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 9.6 Tencent Holdings Ltd 4.3 Samsung Electronics Co Ltd 2.5 Alibaba Group Holding Ltd 2.4 Meituan B Shares 1.5 HDFC Bank Ltd 1.2 Hon Hai Precision Industry Co Ltd 1.1 ICICI Bank Ltd 1.1 PDD Holdings Inc Class A ADR 1.0 China Construction Bank Corp H Shares 1.0 25.7
Fidelity U.S. Sustainability Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® U.S. Sustainability Index Fund
Class Name	Fidelity® U.S. Sustainability Index Fund
Trading Symbol	FITLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® U.S. Sustainability Index Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® U.S. Sustainability Index Fund	$ 13	0.11%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending October 31, 2024, driven by a resilient economy, the promise of artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, information technology gained 59% and contributed most to the fund's performance for the fiscal year. Financials, which gained roughly 45%, also helped, as did industrials, which advanced approximately 39%, lifted by the capital goods industry (+51%). The communication services sector rose approximately 33%, boosted by the media & entertainment industry (+33%), while consumer discretionary gained approximately 27% and health care advanced 18%. Other contributors included the consumer staples (+14%), real estate (+35%), materials (+29%), energy (+12%) and utilities (+25%) sectors.
•Turning to individual stocks, the biggest contributor was Nvidia (+226%), from the semiconductors & semiconductor equipment industry. In software & services, Microsoft gained 21% and lifted the fund. Another notable contributor was Alphabet (+38%), a stock in the media & entertainment industry. Another notable contributor was Eli Lilly (+51%), a stock in the pharmaceuticals, biotechnology & life sciences category. Lastly, Tesla (+24%), from the automobiles & components category, also lifted the fund.
•In contrast, the biggest detractor was Intel (-40%), from the semiconductors & semiconductor equipment category. Within the same group, Advanced Micro Devices returned about -14% and hurt the fund. Humana (-50%), from the health care equipment & services category, detracted. Nike (-24%), from the consumer durables & apparel category, hurt. Lastly, Adobe (-10%), a stock in the software & services group, also hurt the fund.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 9, 2017 through October 31, 2024. Initial investment of $10,000. Fidelity® U.S. Sustainability Index Fund $10,000 $10,900 $11,518 $13,483 $14,829 $21,923 $17,848 $20,075 MSCI USA ESG Leaders Index $10,000 $10,904 $11,542 $13,531 $14,897 $22,049 $17,970 $20,235 MSCI USA Index $10,000 $10,813 $11,530 $13,106 $14,543 $20,758 $17,257 $18,905 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® U.S. Sustainability Index Fund 38.21% 15.53% 14.61% MSCI USA ESG Leaders Index 38.49% 15.67% 14.76% MSCI USA Index 37.82% 14.73% 13.65% A From May 9, 2017 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 09, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,195,026,130
Holdings Count | shares	292
Advisory Fees Paid, Amount	$ 4,033,182
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$4,195,026,130
Number of Holdings	292
Total Advisory Fee	$4,033,182
Portfolio Turnover	9%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 31.4 Financials 11.3 Health Care 9.8 Consumer Discretionary 9.0 Communication Services 8.7 Industrials 7.8 Consumer Staples 4.6 Materials 2.4 Real Estate 2.1 Energy 1.5 Utilities 0.9 Common Stocks 89.5 Short-Term Investments and Net Other Assets (Liabilities) 10.5 ASSET ALLOCATION (% of Fund's net assets) United States 99.5 Brazil 0.3 China 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 11.2 Microsoft Corp 9.9 Alphabet Inc Class A 3.5 Alphabet Inc Class C 3.0 Tesla Inc 2.6 Eli Lilly & Co 2.5 Visa Inc Class A 1.6 Mastercard Inc Class A 1.4 Home Depot Inc/The 1.3 Procter & Gamble Co/The 1.3 38.3
Fidelity SAI International Quality Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI International Quality Index Fund
Class Name	Fidelity® SAI International Quality Index Fund
Trading Symbol	FQITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI International Quality Index Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI International Quality Index Fund	$ 20	0.18%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, Europe ex U.K. gained about 24% and contributed most to the fund's performance for the fiscal year, followed by Japan (+29%).
•By sector, industrials gained roughly 50% and contributed most. Financials, which gained approximately 40%, also helped, as did health care, which advanced approximately 19%, lifted by the pharmaceuticals, biotechnology & life sciences industry (+16%). The consumer discretionary sector rose 24%, while information technology gained about 30% and materials advanced roughly 16%. Other contributors included the communication services (+15%), consumer staples (+5%), utilities (+22%) and real estate (+10%) sectors.
•Conversely, from a sector standpoint, energy returned -9% and detracted.
•Turning to individual stocks, the top contributor was Recruit Holdings (+120%), from the commercial & professional services category. Schneider Electric (+52%), a stock in the capital goods group, helped. Unilever (+32%), a stock in the household & personal products category, contributed. Adyen (+128%), from the financial services category, lifted the fund. Lastly, Roche (+25%), a stock in the pharmaceuticals, biotechnology & life sciences group, boosted the fund.
•In contrast, the biggest detractor was Diageo (-16%), from the food, beverage & tobacco category. From the same industry, Nestle returned -10% and hurt the fund. In capital goods, Atlas Copco (-12%) detracted. ASM International (-27%), from the semiconductors & semiconductor equipment group, detracted. Lastly, in household & personal products, L'Oreal (-10%) hurt the fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 12, 2020 through October 31, 2024. Initial investment of $10,000. Fidelity® SAI International Quality Index Fund $10,000 $11,070 $14,644 $11,138 $12,600 Fidelity International Quality Focus Index℠ $10,000 $11,074 $14,711 $11,236 $12,665 MSCI ACWI (All Country World Index) ex USA Index $10,000 $11,310 $14,687 $11,073 $12,432 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® SAI International Quality Index Fund 21.81% 10.05% Fidelity International Quality Focus Index℠ 22.97% 10.41% MSCI ACWI (All Country World Index) ex USA Index 24.55% 10.26% A From May 12, 2020 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 12, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,580,584,126
Holdings Count | shares	134
Advisory Fees Paid, Amount	$ 1,431,195
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$1,580,584,126
Number of Holdings	134
Total Advisory Fee	$1,431,195
Portfolio Turnover	39%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Health Care 17.5 Industrials 16.3 Consumer Discretionary 14.6 Financials 14.1 Information Technology 13.0 Consumer Staples 11.5 Materials 6.0 Communication Services 4.0 Utilities 0.6 Energy 0.4 Real Estate 0.2 Common Stocks 98.2 Short-Term Investments and Net Other Assets (Liabilities) 1.8 ASSET ALLOCATION (% of Fund's net assets) Japan 18.8 Switzerland 15.9 United States 10.8 United Kingdom 10.3 France 8.3 Netherlands 7.1 Germany 6.4 Denmark 5.7 Australia 5.7 Others 11.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Novo Nordisk A/S Series B 3.7 SAP SE 3.5 ASML Holding NV 3.2 Roche Holding AG 3.2 Novartis AG 3.1 LVMH Moet Hennessy Louis Vuitton SE 3.0 Unilever PLC 2.7 BHP Group Ltd 2.7 Recruit Holdings Co Ltd 2.7 ABB Ltd 2.5 30.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity SAI Emerging Markets Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Emerging Markets Index Fund
Class Name	Fidelity® SAI Emerging Markets Index Fund
Trading Symbol	FERGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI Emerging Markets Index Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Emerging Markets Index Fund	$ 9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, emerging markets gained approximately 25% and was a notable contributor to the fund's performance for the fiscal year.
•By sector, information technology gained 46% and contributed most, driven by the semiconductors & semiconductor equipment industry (+79%). Financials, which gained approximately 26%, also helped, as did consumer discretionary, which advanced about 27%. The communication services sector rose 22%, while industrials gained 24% and utilities advanced roughly 29%. Other contributors included the health care (+11%), real estate (+16%), energy (+4%), consumer staples (+3%) and materials (+3%) sectors.
•Turning to individual stocks, the top contributor was Taiwan Semiconductor (+100%), from the semiconductors & semiconductor equipment industry. Tencent Holdings (+42%), a stock in the media & entertainment industry, contributed. Hon Hai Precision Industry, within the technology hardware & equipment industry, gained approximately 127% and boosted the fund. Meituan, within the consumer services category, gained 65% and contributed. Lastly, Alibaba (+23%), from the consumer discretionary distribution & retail group, also helped.
•Conversely, the biggest detractor was Samsung Electronics (-11%), from the technology hardware & equipment industry. In pharmaceuticals, biotechnology & life sciences, Wuxi Biologics (-66%) detracted. In energy, Gazprom Oao (Rub) (-100%) and Lukoil (-100%) hindered the fund. Lastly, in media & entertainment, NetEase (-24%) also hurt the fund.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE January 5, 2016 through October 31, 2024. Initial investment of $10,000. Fidelity® SAI Emerging Markets Index Fund $10,000 $11,940 $15,074 $13,173 $14,680 $15,882 $18,403 $12,718 $14,063 MSCI Emerging Markets Index $10,000 $12,019 $15,204 $13,306 $14,888 $16,119 $18,856 $13,008 $14,418 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® SAI Emerging Markets Index Fund 23.48% 3.42% 6.45% MSCI Emerging Markets Index 25.33% 3.95% 6.93% A From January 5, 2016 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jan. 05, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,123,676,032
Holdings Count | shares	1,318
Advisory Fees Paid, Amount	$ 3,903,648
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$5,123,676,032
Number of Holdings	1,318
Total Advisory Fee	$3,903,648
Portfolio Turnover	29%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 23.3 Information Technology 23.2 Consumer Discretionary 13.3 Communication Services 8.7 Industrials 6.5 Materials 6.4 Consumer Staples 4.9 Energy 4.5 Health Care 3.5 Utilities 2.7 Real Estate 1.5 Common Stocks 98.0 Preferred Stocks 0.5 Short-Term Investments and Net Other Assets (Liabilities) 1.5 ASSET ALLOCATION (% of Fund's net assets) China 27.1 India 18.6 Taiwan 18.4 Korea (South) 9.9 Brazil 4.7 Saudi Arabia 3.9 South Africa 2.9 Mexico 2.0 Indonesia 1.6 Others 10.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 9.8 Tencent Holdings Ltd 4.3 Samsung Electronics Co Ltd 2.6 Alibaba Group Holding Ltd 2.4 Meituan B Shares 1.6 HDFC Bank Ltd 1.2 PDD Holdings Inc Class A ADR 1.1 Hon Hai Precision Industry Co Ltd 1.1 ICICI Bank Ltd 1.1 China Construction Bank Corp H Shares 1.0 26.2
Fidelity SAI International Momentum Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI International Momentum Index Fund
Class Name	Fidelity® SAI International Momentum Index Fund
Trading Symbol	FITMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI International Momentum Index Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI International Momentum Index Fund	$ 20	0.18%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, Europe ex U.K. gained 29% and contributed most to the fund's performance for the fiscal year, followed by Japan (+27%).
•By sector, industrials gained 50% and contributed most, driven by the capital goods industry (+54%). Financials, which gained 42%, also helped, as did consumer discretionary, which advanced 24%. The materials sector rose 26%, while health care gained about 19% and communication services advanced 33%. Other contributors included the information technology (+19%), consumer staples (+10%), utilities (+9%) and energy (+3%) sectors.
•Conversely, from a sector standpoint, real estate returned 16% and detracted most. This group was hampered by the real estate management & development industry (+4%).
•Turning to individual stocks, the biggest contributor was UniCredit (+85%), from the banks group. From the same group, HSBC gained approximately 41% and boosted the fund. Lastly, Rolls-Royce (+163%), ABB (+69%) and Mitsubishi Heavy Industries (+188%), within the capital goods category, contributed.
•In contrast, the biggest detractor was Tokyo Electron (-34%), from the semiconductors & semiconductor equipment industry. In pharmaceuticals, biotechnology & life sciences, GSK (+5%) and argenx (-21%) detracted. In household & personal products, L'Oreal (-9%) hurt. Lastly, Capgemini (-28%), from the software & services group, hurt for the 12 months.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 12, 2020 through October 31, 2024. Initial investment of $10,000. Fidelity® SAI International Momentum Index Fund $10,000 $11,330 $14,679 $10,665 $12,428 Fidelity International Momentum Focus Index℠ $10,000 $11,342 $14,753 $10,780 $12,499 MSCI ACWI (All Country World Index) ex USA Index $10,000 $11,310 $14,687 $11,073 $12,432 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® SAI International Momentum Index Fund 27.42% 10.82% Fidelity International Momentum Focus Index℠ 28.90% 11.25% MSCI ACWI (All Country World Index) ex USA Index 24.55% 10.26% A From May 12, 2020 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 12, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 813,112,674
Holdings Count | shares	203
Advisory Fees Paid, Amount	$ 1,133,898
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$813,112,674
Number of Holdings	203
Total Advisory Fee	$1,133,898
Portfolio Turnover	62%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 23.0 Industrials 20.5 Health Care 13.4 Consumer Discretionary 9.7 Consumer Staples 7.8 Information Technology 7.5 Materials 5.5 Communication Services 3.9 Utilities 3.1 Energy 3.1 Real Estate 1.4 Common Stocks 98.9 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) Japan 26.5 United Kingdom 13.1 France 10.0 Germany 7.7 United States 7.1 Switzerland 5.4 Denmark 5.1 Australia 4.9 Spain 4.7 Others 15.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Novo Nordisk A/S Series B 3.6 ABB Ltd 2.4 HSBC Holdings PLC 2.3 Hitachi Ltd 2.2 Safran SA 2.2 UniCredit SpA 2.0 Tokio Marine Holdings Inc 2.0 Shell PLC 2.0 Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen 1.9 L'Oreal SA 1.8 22.4
Fidelity SAI International Value Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI International Value Index Fund
Class Name	Fidelity® SAI International Value Index Fund
Trading Symbol	FIWCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI International Value Index Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI International Value Index Fund	$ 18	0.16%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, Europe ex U.K. gained about 20% and contributed most to the fund's performance for the fiscal year, followed by the U.K. (+31%).
•By sector, financials gained roughly 50% and contributed most, driven by the banks industry (+50%). Industrials, which gained roughly 23%, also helped, as did communication services, which advanced approximately 33%. The consumer staples sector rose 21%, while health care gained about 10% and materials advanced roughly 12%. Other contributors included the information technology (+19%), consumer discretionary (+6%), utilities (+8%) and real estate (+9%) sectors.
•In contrast, emerging markets, primarily China (-5%), returned approximately -5% and notably detracted. From a sector standpoint, energy returned roughly -6% and hurt most.
•Turning to individual stocks, the top contributor was UniCredit (+84%), from the banks industry. Within the same industry, Barclays (+99%) and Banco Santander (+38%) boosted the fund. Another notable contributor was Deutsche Telekom (+45%), a stock in the telecommunication services category. Lastly, Mitsubishi, within the capital goods category, gained 25% and lifted the fund.
•Conversely, the biggest detractor was BP (-21%), from the energy sector. Another notable detractor was Bayer (-37%), a stock in the pharmaceuticals, biotechnology & life sciences industry. Stellantis (-22%), from the automobiles & components group, detracted. In semiconductors & semiconductor equipment, STMicroelectronics (-28%) hurt for the period. Lastly, Vinci, within the capital goods group, returned roughly -8% and hindered the fund.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE December 19, 2017 through October 31, 2024. Initial investment of $10,000. Fidelity® SAI International Value Index Fund $10,000 $8,936 $9,394 $7,575 $10,781 $8,956 $10,770 $12,961 Fidelity International Value Focus Index℠ $10,000 $9,030 $9,524 $7,670 $10,972 $9,158 $10,962 $13,288 MSCI ACWI (All Country World Index) ex USA Index $10,000 $9,061 $10,101 $9,852 $12,794 $9,645 $10,829 $13,487 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® SAI International Value Index Fund 20.34% 6.65% 3.85% Fidelity International Value Focus Index℠ 21.22% 6.89% 4.22% MSCI ACWI (All Country World Index) ex USA Index 24.55% 5.95% 4.45% A From December 19, 2017 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Dec. 19, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,277,390,831
Holdings Count | shares	204
Advisory Fees Paid, Amount	$ 7,853,225
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$6,277,390,831
Number of Holdings	204
Total Advisory Fee	$7,853,225
Portfolio Turnover	59%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 23.6 Industrials 16.4 Consumer Discretionary 10.9 Health Care 10.2 Materials 8.4 Consumer Staples 6.3 Communication Services 6.3 Information Technology 6.2 Energy 5.5 Utilities 4.0 Real Estate 1.1 Common Stocks 98.9 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) Japan 26.3 Germany 13.3 United Kingdom 11.3 France 11.2 United States 10.2 Singapore 4.6 Italy 3.9 Australia 3.9 Spain 3.4 Others 11.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Deutsche Telekom AG 2.8 UBS Group AG 2.7 Sanofi SA 2.6 Banco Santander SA 2.2 GSK PLC 2.1 BP PLC 2.1 UniCredit SpA 1.9 British American Tobacco PLC 1.9 Rio Tinto PLC 1.9 BNP Paribas SA 1.9 22.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity SAI International Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI International Index Fund
Class Name	Fidelity® SAI International Index Fund
Trading Symbol	FIONX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI International Index Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI International Index Fund	$ 4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, Europe ex U.K. gained approximately 23% and contributed most to the fund's performance for the fiscal year, followed by Japan (+23%).
•By sector, financials gained 38% and contributed most. Industrials, which gained approximately 36%, also helped, benefiting from the capital goods industry (+38%), as did health care, which advanced about 21%, lifted by the pharmaceuticals, biotechnology & life sciences industry (+20%). The information technology sector rose 29%, while consumer discretionary gained roughly 14% and communication services advanced 28%. Other contributors included the materials (+15%), utilities (+18%), real estate (+24%) and consumer staples (+5%) sectors.
•Conversely, from a sector standpoint, energy returned roughly -4% and detracted.
•Turning to individual stocks, the top contributor was SAP (+76%), from the software & services industry. Hitachi (+109%) and Schneider Electric (+70%), within the capital goods industry, helped. Lastly, Commonwealth Bank of Australia (+59%) and HSBC (+41%), from the banks category, lifted the fund.
•In contrast, the biggest detractor was Nestle (-10%), from the food, beverage & tobacco industry. From the same industry, Diageo returned -16% and detracted. Another notable detractor was BP (-17%), a stock in the energy sector. Bayer, within the pharmaceuticals, biotechnology & life sciences category, returned -37% and detracted. Lastly, LVMH Moet Hennessy Louis Vuitton, within the consumer durables & apparel group, returned approximately -6% and detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE January 5, 2016 through October 31, 2024. Initial investment of $10,000. Fidelity® SAI International Index Fund $10,000 $10,190 $12,576 $11,677 $13,004 $12,158 $16,303 $12,554 $14,491 MSCI EAFE Index $10,000 $10,280 $12,715 $11,870 $13,211 $12,328 $16,574 $12,788 $14,662 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® SAI International Index Fund 22.26% 6.38% 6.69% MSCI EAFE Index 23.25% 6.46% 6.93% A From January 5, 2016 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jan. 05, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 8,526,926,983
Holdings Count | shares	740
Advisory Fees Paid, Amount	$ 2,598,054
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$8,526,926,983
Number of Holdings	740
Total Advisory Fee	$2,598,054
Portfolio Turnover	4%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.4 Industrials 17.5 Health Care 13.0 Consumer Discretionary 10.9 Consumer Staples 8.3 Information Technology 8.2 Materials 6.2 Communication Services 4.1 Energy 3.5 Utilities 3.2 Real Estate 1.8 Common Stocks 97.7 Preferred Stocks 0.4 Short-Term Investments and Net Other Assets (Liabilities) 1.9 ASSET ALLOCATION (% of Fund's net assets) Japan 22.0 United States 10.9 United Kingdom 10.8 France 9.3 Germany 8.9 Australia 7.5 Switzerland 6.2 Netherlands 4.0 Denmark 3.4 Others 17.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Novo Nordisk A/S Series B 2.2 ASML Holding NV 1.6 Nestle SA 1.5 SAP SE 1.5 Novartis AG 1.4 Astrazeneca PLC 1.3 Roche Holding AG 1.3 Shell PLC 1.3 LVMH Moet Hennessy Louis Vuitton SE 1.2 Toyota Motor Corp 1.1 14.4
Fidelity Series Global ex U.S. Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Global ex U.S. Index Fund
Class Name	Fidelity® Series Global ex U.S. Index Fund
Trading Symbol	FSGEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series Global ex U.S. Index Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Global ex U.S. Index Fund	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, Europe ex U.K. gained 23% and contributed most to the fund's performance for the fiscal year, followed by emerging markets (+25%).
•By sector, financials gained about 35% and contributed most. Information technology, which gained 39%, also helped, as did industrials, which advanced roughly 33%, lifted by the capital goods industry (+36%). The consumer discretionary sector rose approximately 19%, while health care gained roughly 20% and communication services advanced approximately 25%. Other contributors included the materials (+14%), utilities (+21%), real estate (+23%), consumer staples (+5%) and energy (+5%) sectors.
•Turning to individual stocks, the biggest contributor was Taiwan Semiconductor (+101%), from the semiconductors & semiconductor equipment group. SAP (+76%), a stock in the software & services group, contributed. In media & entertainment, Tencent Holdings (+42%) lifted the fund. Another notable contributor was Hitachi (+109%), a stock in the capital goods industry. Lastly, Royal Bank of Canada, within the banks category, gained approximately 56% and also lifted the fund.
•In contrast, the biggest detractor was Samsung Electronics (-11%), from the technology hardware & equipment category. In food, beverage & tobacco, Nestle (-10%) hindered the fund. In energy, BP (-16%) detracted. Lastly, Wuxi Biologics (-66%) and Bayer (-37%), from the pharmaceuticals, biotechnology & life sciences industry, also hurt the fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000. Fidelity® Series Global ex U.S. Index Fund $10,000 $9,447 $9,514 $11,782 $10,783 $12,008 $11,736 $15,179 $11,449 $12,894 $15,937 MSCI ACWI (All Country World Index) ex USA Index $10,000 $9,545 $9,583 $11,868 $10,910 $12,161 $11,862 $15,403 $11,613 $13,038 $16,238 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Series Global ex U.S. Index Fund 23.60% 5.83% 4.77% MSCI ACWI (All Country World Index) ex USA Index 24.55% 5.95% 4.97% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 49,437,743,559
Holdings Count | shares	2,205
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$49,437,743,559
Number of Holdings	2,205
Total Advisory Fee	$0
Portfolio Turnover	3%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 23.3 Industrials 13.1 Information Technology 12.8 Consumer Discretionary 10.6 Health Care 8.9 Consumer Staples 6.8 Materials 6.5 Communication Services 4.9 Energy 4.6 Utilities 3.0 Real Estate 1.6 Common Stocks 95.7 Preferred Stocks 0.4 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 3.9 ASSET ALLOCATION (% of Fund's net assets) Japan 13.5 United States 9.5 China 8.2 Canada 7.4 United Kingdom 6.6 France 5.7 Germany 5.5 India 5.4 Taiwan 5.3 Others 32.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 2.9 Novo Nordisk A/S Series B 1.3 Tencent Holdings Ltd 1.2 ASML Holding NV 1.1 SAP SE 1.0 Nestle SA 0.9 Roche Holding AG 0.9 Astrazeneca PLC 0.8 Novartis AG 0.8 Shell PLC 0.8 11.7
Fidelity SAI International Low Volatility Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI International Low Volatility Index Fund
Class Name	Fidelity® SAI International Low Volatility Index Fund
Trading Symbol	FSKLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI International Low Volatility Index Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI International Low Volatility Index Fund	$ 18	0.16%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, Europe ex U.K. gained about 20% and contributed most to the fund's performance for the fiscal year, followed by Japan (+11%).
•By sector, financials gained roughly 28% and contributed most. Health care, which gained 21%, also helped, benefiting from the pharmaceuticals, biotechnology & life sciences industry (+21%), as did industrials, which advanced 16%, lifted by the commercial & professional services industry (+28%). The utilities sector rose 21%, while materials gained approximately 29% and consumer staples advanced 8%. Other contributors included the communication services (+9%), information technology (+23%), real estate (+13%) and consumer discretionary (+6%) sectors.
•Turning to individual stocks, the biggest contributor was Tokio Marine Holdings (+70%), from the insurance group. Givaudan (+45%), from the materials sector, contributed. Another notable contributor was Deutsche Boerse (+44%), a stock in the financial services category. Unilever (+34%), a stock in the household & personal products group, helped. Lastly, RELX (+34%), a stock in the commercial & professional services group, was a contributor.
•In contrast, the biggest detractor was Kyocera (-25%), from the technology hardware & equipment industry. Oriental Land (-17%), a stock in the consumer services category, hurt the fund. In food, beverage & tobacco, Diageo (-15%) and Nestle (-10%) were detractors. Lastly, Nippon Telegraph & Telephone (-14%), a stock in the telecommunication services group, hurt the fund.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 29, 2015 through October 31, 2024. Initial investment of $10,000. Fidelity® SAI International Low Volatility Index Fund $10,000 $9,610 $9,874 $11,272 $11,106 $12,538 $11,120 $13,643 $10,941 $12,371 Fidelity SAI International Low Volatility Index Fund Linked Index℠ $10,000 $9,703 $9,922 $11,376 $11,234 $12,745 $11,318 $13,908 $11,204 $12,606 Fidelity International Low Volatility Focus Index℠ $10,000 $9,610 $9,874 $11,272 $11,106 $12,686 $11,265 $13,843 $11,152 $12,548 MSCI ACWI (All Country World Index) ex USA Index $10,000 $9,176 $9,213 $11,410 $10,488 $11,691 $11,404 $14,808 $11,164 $12,534 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® SAI International Low Volatility Index Fund 16.34% 2.80% 3.94% Fidelity SAI International Low Volatility Index Fund Linked Index℠ 17.05% 2.97% 4.22% Fidelity International Low Volatility Focus Index℠ 17.05% 2.97% n/a MSCI ACWI (All Country World Index) ex USA Index 24.55% 5.95% 4.84% A From May 29, 2015 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 29, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,441,570,004
Holdings Count | shares	128
Advisory Fees Paid, Amount	$ 10,420,959
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$5,441,570,004
Number of Holdings	128
Total Advisory Fee	$10,420,959
Portfolio Turnover	31%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 17.6 Health Care 16.3 Industrials 13.4 Consumer Staples 13.3 Communication Services 8.8 Utilities 8.2 Materials 6.2 Consumer Discretionary 6.1 Real Estate 5.3 Information Technology 3.9 Common Stocks 99.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Japan 29.7 United Kingdom 13.5 Switzerland 10.9 United States 9.8 Netherlands 5.8 Germany 5.6 Hong Kong 4.8 Denmark 4.5 France 4.1 Others 11.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Sanofi SA 2.1 Unilever PLC 2.0 RELX PLC 2.0 Reckitt Benckiser Group PLC 2.0 Air Liquide SA 2.0 Deutsche Boerse AG 1.9 Novartis AG 1.9 Roche Holding AG 1.9 Tokio Marine Holdings Inc 1.9 CSL Ltd 1.8 19.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity SAI U.S. Low Volatility Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI U.S. Low Volatility Index Fund
Class Name	Fidelity® SAI U.S. Low Volatility Index Fund
Trading Symbol	FSUVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI U.S. Low Volatility Index Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI U.S. Low Volatility Index Fund	$ 13	0.11%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending October 31, 2024, driven by a resilient economy, the promise of artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, information technology gained roughly 36% and contributed most to the fund's performance for the fiscal year. Financials, which gained about 30%, also helped, as did health care, which advanced 22%, lifted by the pharmaceuticals, biotechnology & life sciences industry (+27%). The industrials sector rose 28%, while communication services gained about 40% and consumer discretionary advanced 29%. Other contributors included the real estate (+29%), consumer staples (+15%), utilities (+27%), materials (+24%) and energy (+31%) sectors.
•Turning to individual stocks, the biggest contributor was Nvidia (+225%), from the semiconductors & semiconductor equipment category. Microsoft (+21%) and Oracle (+64%), within the software & services industry, helped. Another notable contributor was Eli Lilly (+51%), a stock in the pharmaceuticals, biotechnology & life sciences group. Lastly, Apple, within the technology hardware & equipment category, gained 33% and also contributed.
•In contrast, the biggest detractor was Yum China Holdings (-35%), from the consumer services industry. Another notable detractor was Regeneron Pharmaceuticals (-29%), a stock in the pharmaceuticals, biotechnology & life sciences group. Cdw (-22%), a stock in the technology hardware & equipment group, hurt the fund's performance. Verisign, within the software & services industry, returned about -11% and hindered the fund. Lastly, Coterra Energy, within the energy sector, returned -10% and also detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 29, 2015 through October 31, 2024. Initial investment of $10,000. Fidelity® SAI U.S. Low Volatility Index Fund $10,000 $10,220 $10,993 $13,038 $14,184 $16,684 $17,044 $22,369 $20,492 $21,801 Fidelity SAI U.S. Low Volatility Index Fund Linked Index℠ $10,000 $10,235 $11,023 $13,098 $14,264 $16,795 $17,177 $22,550 $20,677 $22,013 Fidelity U.S. Low Volatility Focus Index℠ $10,000 $10,220 $10,993 $13,038 $14,184 $16,549 $16,927 $22,221 $20,375 $21,692 S&P 500® Index $10,000 $9,949 $10,398 $12,855 $13,799 $15,776 $17,308 $24,735 $21,121 $23,264 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® SAI U.S. Low Volatility Index Fund 29.21% 11.04% 11.63% Fidelity SAI U.S. Low Volatility Index Fund Linked Index℠ 29.39% 11.14% 11.76% Fidelity U.S. Low Volatility Focus Index℠ 29.39% 11.14% n/a S&P 500® Index 38.02% 15.27% 13.19% A From May 29, 2015 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 29, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 16,879,173,125
Holdings Count | shares	176
Advisory Fees Paid, Amount	$ 13,229,356
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$16,879,173,125
Number of Holdings	176
Total Advisory Fee	$13,229,356
Portfolio Turnover	32%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 28.4 Health Care 13.0 Financials 11.7 Industrials 9.4 Consumer Discretionary 8.3 Consumer Staples 7.2 Communication Services 6.9 Real Estate 4.5 Utilities 4.3 Materials 4.3 Energy 1.8 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 7.7 Apple Inc 4.3 NVIDIA Corp 3.9 Eli Lilly & Co 3.3 Visa Inc Class A 3.0 UnitedHealth Group Inc 2.9 Home Depot Inc/The 2.9 Procter & Gamble Co/The 2.8 Johnson & Johnson 2.6 Oracle Corp 2.6 36.0